Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Expenses
Share-based compensation expense	$ (3.5)	$ 2.8	$ 2.7	$ 8.5
Stock options and restricted share units
Share-Based Compensation Expenses
Share-based compensation expense	1.0	1.7	2.1	3.1
Deferred share units
Share-Based Compensation Expenses
Share-based compensation expense	$ (4.5)	$ 1.1	$ 0.6	$ 5.4